Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Cik 0001821171_qell Acquisition Corp Member
Fair Value Measurements

Note 8 — Fair Value Measurements

The following table presents information about the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – Money market mutual fund	$379,656,050	$—	$—	$379,656,050
Liabilities:
Derivative warrant liabilities – Public warrants	20,240,000	—	—	20,240,000
Derivative warrant liabilities – Private warrants	—	11,296,000	—	11,296,000
Total fair value	$399,896,050	$11,296,000	$—	$411,192,050

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – U.S. Treasury Securities	$379,579,492	$—	$—	$379,579,492
Liabilities:
Derivative warrant liabilities – Public warrants	39,468,000	—	—	39,468,000
Derivative warrant liabilities – Private warrants	—	—	22,027,200	22,027,200
Total fair value	$419,047,492	$—	$22,027,200	$441,074,692

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers during the three and six months ended June 30, 2021.

Level 1 assets include investments in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants issued in connection with the Public Offering was initially measured using a Monte Carlo simulation model. The Company utilized a Monte Carlo simulation to estimate the fair value of the Private Warrants at December 31, 2020, and used the quoted price of the Public Warrants on the Nasdaq Stock Market at June 30, 2021 to estimate the fair value of both the Public Warrants and Private Placement Warrants at that date. For the three and six months ended June 30, 2021, the Company recognized a gain in the unaudited condensed statements of operations resulting from a decrease in the fair value of derivative warrant liabilities of approximately $2.4 and $30.0 million, respectively, presented as change in fair value of derivative warrant liabilities in the accompanying unaudited condensed statements of operations.

The subsequent measurements of the Private Placement Warrants after the detachment of the Public Warrants from the Units are classified as Level 2 due to the use of an observable market quote for a similar asset in an active market.